Federated Hermes Tax-Free Obligations Fund Average Annual Total Returns - Advisor Shares [Member] - AVR	12 Months Ended	60 Months Ended	83 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent	2.68%	2.06%	1.73%
Performance Inception Date			Jan. 18, 2019